Document Entity Information Document	12 Months Ended
Dec. 31, 2015 shares
Entity Information [Line Items]
Entity Registrant Name	Sphere 3D Corp.
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	40-F/A
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	45,198,283
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes